Loans and Borrowings (Details) - Schedule of changes in the convertible notes - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of changes in the convertible notes [Abstract]
Begging balance	$ 12,735,835	$ 5,655,372
Additions – convertible notes	6,000,000	5,500,000
Changes in fair value (note 9)	453,331	1,291,551
Interest (note 9)	1,836,468	188,138
Loans converted during the year (note 18)	(7,220,198)
Effect of day one fair value (other reserves)		100,774
Ending balance	$ 13,805,436	$ 12,735,835